Document and Entity Information	0 Months Ended
Dec. 31, 2014
Risk/Return:
Document Type	485BPOS
Document Period End Date	Dec. 31, 2014
Registrant Name	MONETTA TRUST
Central Index Key	0000894240
Amendment Flag	false
Document Creation Date	Apr. 23, 2015
Document Effective Date	Apr. 30, 2015
Prospectus Date	Apr. 30, 2015
Monetta Fund | Monetta Fund
Risk/Return:
Trading Symbol	MONTX
Monetta Young Investor Fund | Monetta Young Investor Fund
Risk/Return:
Trading Symbol	MYIFX
Varsity/Monetta Intermediate Bond Fund | Varsity/Monetta Intermediate Bond Fund
Risk/Return:
Trading Symbol	MIBFX